FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Asset Impairment Charges	$ 11,623
Fair Value, Measurements, Recurring [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets, Fair Value Disclosure	0	$ 0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	0
Assets, Fair Value Disclosure	$ 0		$ 4,110
Bond [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Convertible Debt, Fair Value Disclosures				$ 19,502
Convertible Debt				$ 19,995